LOANS AND ADVANCES TO CUSTOMERS	12 Months Ended
Dec. 31, 2024
Net Loans And Advances To Customers [Abstract]
LOANS AND ADVANCES TO CUSTOMERS	13. LOANS AND ADVANCES TO CUSTOMERS

	Group
	2024	2023
	£m	£m
Loans secured on residential properties	165,214	172,854
Corporate loans	18,550	18,267
Finance leases	4,222	4,530
Other unsecured loans	6,601	7,232
Accrued interest and other adjustments	796	943
Amounts due from fellow Banco Santander subsidiaries and joint ventures	4,814	4,489
Amounts due from Santander UK Group Holdings plc	18	55
Loans and advances to customers	200,215	208,370
Credit impairment loss allowances on loans and advances to customers	(784)	(914)
Residual value and voluntary termination provisions on finance leases	(23)	(21)
Net loans and advances to customers	199,408	207,435
For movements in expected credit losses, see the 'Movement in total exposures and the corresponding ECL' table in the Santander UK group level – Credit risk review section of the Risk review.
Finance lease and hire purchase contract receivables may be analysed as follows:

						Group
	2024			2023
	Gross investment	Unearned finance income	Net investment	Gross investment	Unearned finance income	Net investment
	£m	£m	£m	£m	£m	£m
No later than one year	1,400	(208)	1,192	1,502	(216)	1,286
Later than one year and not later than two years	1,423	(215)	1,208	1,426	(208)	1,218
Later than two years and not later than three years	1,220	(184)	1,036	1,331	(194)	1,137
Later than three years and not later than four years	721	(109)	612	882	(129)	753
Later than four years and not later than five years	115	(17)	98	99	(14)	85
Later than five years	90	(14)	76	60	(9)	51
	4,969	(747)	4,222	5,300	(770)	4,530
The Santander UK group enters into finance leasing arrangements primarily for the financing of motor vehicles and a range of assets for its corporate customers.
Included in the carrying value of net investment in finance leases and hire purchase contracts is £1,748m (2023: £1,830m) of unguaranteed RV at the end of the current lease terms, which is expected to be recovered through re-payment, re-financing or sale. Contingent rent income of £nil (2023: £nil, 2022: £nil) was earned in the year, which was classified in ‘Interest and similar income’. Finance income on the net investment in finance leases was £308m (2023: £266m, 2022:
£230m).
Finance lease receivable balances are secured over the asset leased. The Santander UK group is not permitted to sell or repledge the asset in the absence of default by the lessee. The Directors consider that the carrying amount of the finance lease receivables approximates to their fair value.
Included within loans and advances to customers are advances assigned to bankruptcy remote structured entities and Abbey Covered Bonds LLP. These loans provide security to issues of covered bonds and mortgage-backed or other asset-backed securities issued by the Santander UK group. For more, see Note 14.
At 31 December 2024 and 2023, the Santander UK group had contracted with lessees for the following future undiscounted minimum lease payments receivable under operating leases.

	Group
	2024	2023
	£m	£m
No later than one year	27	28
Later than one year and not later than two years	21	26
Later than two years and not later than three years	17	18
Later than three years and not later than four years	7	14
Later than four years and not later than five years	5	7
Later than five years	11	18
	88	111